IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
In-process Research And Development And Deferred Tax Liability
Deferred tax expense (income)	$ 500	$ 600